Document and Entity Information	Jun. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2022
Entity Registrant Name	Simply, Inc.
Entity Central Index Key	0001274032
Entity Emerging Growth Company	false
Entity File Number	001-32217
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	33-0599368
Entity Address, Address Line One	10801 NW 97th Avenue, Suite 9
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	786
Local Phone Number	254-6709
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SIMP
Security Exchange Name	NONE